AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 99.1%
Communication Services - 8.4%
Alphabet, Inc., Class A	17,415	$2,693,056
Meta Platforms, Inc., Class A	5,481	3,159,029
Netflix, Inc.*	3,196	2,980,366
Pinterest, Inc., Class A*	63,468	1,967,508

Total Communication Services		10,799,959
Consumer Discretionary - 9.4%
Amazon.com, Inc.*	17,572	3,343,249
Lowe's Cos., Inc.	9,080	2,117,728
Lululemon Athletica, Inc. (Canada)*	4,687	1,326,702
O'Reilly Automotive, Inc.*	2,065	2,958,278
Royal Caribbean Cruises, Ltd.	11,075	2,275,248

Total Consumer Discretionary		12,021,205
Consumer Staples - 2.2%
BJ's Wholesale Club Holdings, Inc.*	25,092	2,862,997
Financials - 18.2%
Apollo Global Management, Inc.	15,259	2,089,569
Arch Capital Group, Ltd. (Bermuda)	20,806	2,001,121
Brown & Brown, Inc.	22,488	2,797,507
Fiserv, Inc.*	10,710	2,365,089
KKR & Co., Inc.	16,649	1,924,791
Mastercard, Inc., Class A	4,698	2,575,068
Moody's Corp.	4,889	2,276,759
PayPal Holdings, Inc.*	28,393	1,852,643
Tradeweb Markets, Inc., Class A	19,863	2,948,861
Visa, Inc., Class A	7,142	2,502,985

Total Financials		23,334,393
Health Care - 12.0%
AbbVie, Inc.	10,814	2,265,749
Cardinal Health, Inc.	20,877	2,876,224
HCA Healthcare, Inc.	5,878	2,031,143
ICON PLC (Ireland)*	6,874	1,202,881
McKesson Corp.	4,344	2,923,469
Neurocrine Biosciences, Inc.*	16,416	1,815,610
Thermo Fisher Scientific, Inc.	4,478	2,228,253

Total Health Care		15,343,329
Industrials - 13.5%
Booz Allen Hamilton Holding Corp.	14,165	1,481,376
Cintas Corp.	11,277	2,317,762
Comfort Systems USA, Inc.	6,127	1,974,916
Copart, Inc.*	43,730	2,474,681
EMCOR Group, Inc.	5,375	1,986,761
	Shares	Value

Uber Technologies, Inc.*	30,898	$2,251,228
Waste Management, Inc.	11,099	2,569,529
WW Grainger, Inc.	2,313	2,284,851

Total Industrials		17,341,104
Information Technology - 30.4%
Adobe, Inc.*	4,960	1,902,309
Amphenol Corp., Class A	36,476	2,392,461
Apple, Inc.	19,788	4,395,508
AppLovin Corp., Class A*	7,055	1,869,363
Arista Networks, Inc.*	25,108	1,945,368
Broadcom, Inc.	12,833	2,148,629
Cadence Design Systems, Inc.*	7,269	1,848,725
Gartner, Inc.*	4,598	1,929,965
Jabil, Inc.	16,283	2,215,628
KLA Corp.	3,151	2,142,050
Microsoft Corp.	9,106	3,418,301
Motorola Solutions, Inc.	5,920	2,591,835
PTC, Inc.*	13,521	2,095,079
QUALCOMM, Inc.	12,220	1,877,114
Roper Technologies, Inc.	3,837	2,262,218
Salesforce, Inc.	7,141	1,916,359
ServiceNow, Inc.*	2,638	2,100,217

Total Information Technology		39,051,129
Materials - 3.3%
Eagle Materials, Inc.	8,424	1,869,538
Ecolab, Inc.	9,392	2,381,060

Total Materials		4,250,598
Real Estate - 1.7%
Jones Lang LaSalle, Inc.*	9,019	2,235,900

Total Common Stocks (Cost $88,055,261)		127,240,614
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[1]	542,247	542,247
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[1]	813,370	813,370

Total Short-Term Investments (Cost $1,355,617)		1,355,617
Total Investments - 100.2% (Cost $89,410,878)		128,596,231
Other Assets, less Liabilities - (0.2)%		(200,561)
Net Assets - 100.0%		$128,395,670

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$127,240,614	—	—	$127,240,614
Short-Term Investments
Other Investment Companies	1,355,617	—	—	1,355,617
Total Investments in Securities	$128,596,231	—	—	$128,596,231

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.